Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY 10019

July 16, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)

File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the funds listed under Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated July 11, 2015, filed electronically as Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A on July 10, 2015.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl

Angela Brickl

Chief Compliance Officer

Rafferty Asset Management, LLC

Appendix A

3X BULL FUNDS	3X BEAR FUNDS

Direxion Daily FTSE Cürex USD Bull 3X Shares	Direxion Daily FTSE Cürex USD Bear 3X Shares
Direxion Daily FTSE Cürex EUR Bull 3X Shares	Direxion Daily FTSE Cürex EUR Bear 3X Shares
Direxion Daily FTSE Cürex YEN Bull 3X Shares	Direxion Daily FTSE Cürex YEN Bear 3X Shares